Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Portfolio
March 31, 2023
VIPGRWT-NPRT1-0523
1.799861.119
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Entertainment - 4.8%
Liberty Media Corp. Liberty Formula One Series C (a)	256,168	19,169,051
Netflix, Inc. (a)	107,800	37,242,744
Universal Music Group NV (b)	6,455,571	163,485,740
Warner Music Group Corp. Class A	3,879,875	129,471,429
		349,368,964
Interactive Media & Services - 4.4%
Alphabet, Inc. Class A (a)	2,976,900	308,793,837
Bumble, Inc. (a)	583,990	11,417,005
Epic Games, Inc. (a)(c)(d)	5,869	4,376,161
		324,587,003
Media - 0.0%
Innovid Corp. (a)	432,557	609,905
TOTAL COMMUNICATION SERVICES		674,565,872
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.0%
Mobileye Global, Inc. (b)	61,800	2,674,086
Automobiles - 0.8%
Ferrari NV	201,189	54,510,148
XPeng, Inc. ADR (a)(b)	34,600	384,406
		54,894,554
Broadline Retail - 4.0%
Amazon.com, Inc. (a)	2,038,922	210,600,253
Dollarama, Inc.	69,800	4,171,473
MercadoLibre, Inc. (a)(b)	57,800	76,183,868
		290,955,594
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A	1,579,719	18,577,495
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	417,800	51,974,320
Booking Holdings, Inc. (a)	15,500	41,112,355
Flutter Entertainment PLC (a)	376,600	67,967,141
		161,053,816
Household Durables - 0.0%
Blu Investments LLC (a)(c)(d)	14,533,890	4,506
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	145,800	1,653,372
Specialty Retail - 2.1%
Aritzia, Inc. (a)	119,894	3,847,431
Five Below, Inc. (a)	305,500	62,923,835
RH (a)	52,600	12,810,730
TJX Companies, Inc.	987,900	77,411,844
		156,993,840
Textiles, Apparel & Luxury Goods - 1.3%
Compagnie Financiere Richemont SA Series A	13,580	2,177,637
LVMH Moet Hennessy Louis Vuitton SE	56,358	51,731,492
On Holding AG (a)	20,300	629,909
Samsonite International SA (a)(e)	13,712,700	42,361,428
		96,900,466
TOTAL CONSUMER DISCRETIONARY		783,707,729
CONSUMER STAPLES - 2.6%
Beverages - 2.5%
Boston Beer Co., Inc. Class A (a)	73,900	24,290,930
Keurig Dr. Pepper, Inc.	858,200	30,277,296
Monster Beverage Corp.	1,311,294	70,822,989
The Coca-Cola Co.	962,224	59,686,755
		185,077,970
Household Products - 0.1%
Energizer Holdings, Inc.	224,400	7,786,680
TOTAL CONSUMER STAPLES		192,864,650
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	1,209,800	34,914,828
Oil, Gas & Consumable Fuels - 3.3%
Cheniere Energy, Inc.	752,326	118,566,578
Denbury, Inc. (a)	158,900	13,924,407
New Fortress Energy, Inc.	520,000	15,303,600
Reliance Industries Ltd.	3,437,252	97,757,666
		245,552,251
TOTAL ENERGY		280,467,079
FINANCIALS - 7.9%
Banks - 0.8%
Bank of America Corp.	1,814,000	51,880,400
HDFC Bank Ltd. (a)	196,906	3,873,738
Signature Bank	285,600	52,265
		55,806,403
Capital Markets - 2.8%
CME Group, Inc.	787,522	150,826,213
Coinbase Global, Inc. (a)(b)	235,300	15,899,221
MSCI, Inc.	66,900	37,443,261
		204,168,695
Financial Services - 2.4%
Block, Inc. Class A (a)	546,400	37,510,360
MasterCard, Inc. Class A	371,232	134,909,421
Rocket Companies, Inc. (b)	1,042,054	9,441,009
		181,860,790
Insurance - 1.9%
American Financial Group, Inc.	276,568	33,603,012
Arthur J. Gallagher & Co.	321,030	61,416,249
BRP Group, Inc. (a)	438,068	11,153,211
Marsh & McLennan Companies, Inc.	194,400	32,377,320
		138,549,792
TOTAL FINANCIALS		580,385,680
HEALTH CARE - 18.4%
Biotechnology - 6.6%
2seventy bio, Inc. (a)	87,100	888,420
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	1,781,700	481,059
rights (a)(d)	1,781,700	178,170
Affimed NV (a)	594,887	443,548
Alnylam Pharmaceuticals, Inc. (a)	228,000	45,672,960
Applied Therapeutics, Inc. (a)	92,711	75,198
Arcellx, Inc. (a)	64,200	1,978,002
Beam Therapeutics, Inc. (a)	60,870	1,863,839
Biogen, Inc. (a)	115,100	32,001,253
Cytokinetics, Inc. (a)	176,031	6,194,531
Evelo Biosciences, Inc. (a)	466,900	84,369
Galapagos NV sponsored ADR (a)	453,500	17,523,240
Gamida Cell Ltd. (a)(b)	2,327,317	1,885,127
Genmab A/S (a)	33,400	12,625,377
Hookipa Pharma, Inc. (a)	1,185,700	872,675
Immunocore Holdings PLC ADR (a)	171,800	8,493,792
Innovent Biologics, Inc. (a)(e)	870,500	3,897,894
Insmed, Inc. (a)(b)	743,216	12,671,833
Legend Biotech Corp. ADR (a)	139,400	6,721,868
Prelude Therapeutics, Inc. (a)	30,200	172,140
Regeneron Pharmaceuticals, Inc. (a)	88,231	72,496,766
Rubius Therapeutics, Inc. (a)(b)	134,856	2,872
Seagen, Inc. (a)	349,600	70,783,512
Seres Therapeutics, Inc. (a)	405,600	2,299,752
Synlogic, Inc. (a)	1,192,500	753,660
Vertex Pharmaceuticals, Inc. (a)	556,550	175,352,209
Vor Biopharma, Inc. (a)	618,395	3,326,965
XOMA Corp. (a)(b)	384,500	8,116,795
		487,857,826
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	1,965,300	98,323,959
Insulet Corp. (a)	7,900	2,519,784
Penumbra, Inc. (a)	65,500	18,254,195
Stryker Corp.	195,100	55,695,197
		174,793,135
Health Care Providers & Services - 4.0%
HealthEquity, Inc. (a)	1,152,896	67,686,524
Option Care Health, Inc. (a)	58,800	1,868,076
UnitedHealth Group, Inc.	473,959	223,988,284
		293,542,884
Health Care Technology - 0.4%
Certara, Inc. (a)	628,210	15,146,143
Evolent Health, Inc. (c)	387,300	11,939,491
Simulations Plus, Inc. (b)	111,870	4,915,568
		32,001,202
Life Sciences Tools & Services - 2.5%
Bio-Techne Corp.	224,400	16,648,236
Bruker Corp.	507,020	39,973,457
Charles River Laboratories International, Inc. (a)	119,865	24,191,154
Codexis, Inc. (a)	525,700	2,176,398
Danaher Corp.	255,735	64,455,449
Nanostring Technologies, Inc. (a)	111,500	1,103,850
Thermo Fisher Scientific, Inc.	57,800	33,314,186
		181,862,730
Pharmaceuticals - 2.5%
Aclaris Therapeutics, Inc. (a)	236,500	1,913,285
AstraZeneca PLC sponsored ADR	642,000	44,561,220
Eli Lilly & Co.	346,646	119,045,169
Nuvation Bio, Inc. (a)	326,843	542,559
Revance Therapeutics, Inc. (a)(b)	608,681	19,605,615
		185,667,848
TOTAL HEALTH CARE		1,355,725,625
INDUSTRIALS - 12.6%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	103,600	23,294,460
Spirit AeroSystems Holdings, Inc. Class A	1,173,000	40,503,690
The Boeing Co. (a)	503,900	107,043,477
		170,841,627
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	388,700	36,650,523
Electrical Equipment - 1.5%
AMETEK, Inc.	167,100	24,284,643
Bloom Energy Corp. Class A (a)(b)	119,000	2,371,670
Eaton Corp. PLC	53,206	9,116,316
Hubbell, Inc. Class B	63,599	15,474,273
Rockwell Automation, Inc.	197,400	57,927,030
		109,173,932
Industrial Conglomerates - 1.4%
General Electric Co.	1,083,500	103,582,600
Machinery - 1.8%
Energy Recovery, Inc. (a)	204,961	4,724,351
Ingersoll Rand, Inc.	1,232,275	71,693,760
Parker Hannifin Corp.	102,100	34,316,831
Westinghouse Air Brake Tech Co.	191,400	19,342,884
		130,077,826
Professional Services - 1.5%
ASGN, Inc. (a)	94,707	7,829,428
Equifax, Inc.	105,100	21,318,484
KBR, Inc.	1,464,955	80,645,773
		109,793,685
Trading Companies & Distributors - 0.8%
Ferguson PLC	441,849	58,049,415
Transportation - 2.8%
Uber Technologies, Inc. (a)	6,492,005	205,796,559
TOTAL INDUSTRIALS		923,966,167
INFORMATION TECHNOLOGY - 33.2%
Electronic Equipment & Components - 0.7%
Flex Ltd. (a)	1,008,600	23,207,886
Jabil, Inc.	296,200	26,112,992
		49,320,878
IT Services - 1.0%
Cloudflare, Inc. (a)	344,500	21,241,870
MongoDB, Inc. Class A (a)	229,118	53,411,988
		74,653,858
Semiconductors & Semiconductor Equipment - 11.5%
Aixtron AG	764,100	25,879,253
Allegro MicroSystems LLC (a)	298,641	14,331,782
ASML Holding NV (depository receipt)	60,238	41,004,609
BE Semiconductor Industries NV	330,000	28,666,588
eMemory Technology, Inc.	45,000	2,762,173
Enphase Energy, Inc. (a)(b)	154,941	32,580,993
KLA Corp.	73,600	29,378,912
Marvell Technology, Inc.	267,000	11,561,100
Monolithic Power Systems, Inc.	28,500	14,265,390
NVIDIA Corp.	1,254,086	348,347,468
NXP Semiconductors NV	308,124	57,457,423
onsemi (a)	86,400	7,112,448
Qualcomm, Inc.	423,249	53,998,107
Silicon Laboratories, Inc. (a)	12,500	2,188,625
SiTime Corp. (a)	293,600	41,758,728
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	996,600	92,703,732
Universal Display Corp.	284,600	44,149,998
		848,147,329
Software - 15.7%
Adobe, Inc. (a)	304,004	117,154,021
Confluent, Inc. (a)(b)	1,098,414	26,438,825
Elastic NV (a)	5,300	306,870
HashiCorp, Inc. (a)(b)	501,904	14,700,768
HubSpot, Inc. (a)	53,600	22,981,000
Intuit, Inc.	145,820	65,010,931
Manhattan Associates, Inc. (a)	271,700	42,072,745
Microsoft Corp.	2,614,307	753,704,707
Oracle Corp.	1,106,091	102,777,976
Palo Alto Networks, Inc. (a)	35,700	7,130,718
Volue A/S (a)	1,565,800	3,148,111
		1,155,426,672
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	1,920,806	316,740,909
TOTAL INFORMATION TECHNOLOGY		2,444,289,646
MATERIALS - 1.2%
Chemicals - 1.0%
Albemarle Corp.	126,100	27,873,144
Aspen Aerogels, Inc. (a)(b)	680,200	5,067,490
CF Industries Holdings, Inc.	589,114	42,704,874
		75,645,508
Metals & Mining - 0.2%
MP Materials Corp. (a)(b)	477,850	13,470,592
TOTAL MATERIALS		89,116,100
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (a)(c)	869,482	354,314
WeWork, Inc. (a)(b)	4,595,325	3,571,946
		3,926,260
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	124,400	3,919,844
TOTAL COMMON STOCKS (Cost $4,984,463,135)		7,332,934,652

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	198,400	587,264
INDUSTRIALS - 0.0%
Professional Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	181,657	5,690
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ASAPP, Inc. Series C (a)(c)(d)	654,971	2,482,340
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	137,249	6,121,305
Series C3 (a)(c)(d)	171,560	7,651,576
Series C4 (a)(c)(d)	48,240	2,151,504
Series C5 (a)(c)(d)	96,064	4,284,454
		20,208,839
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,617,827)		23,284,133

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (f)	9,109,061	9,110,883
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	73,403,878	73,411,219
TOTAL MONEY MARKET FUNDS (Cost $82,522,102)		82,522,102

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $5,086,603,064)	7,438,740,887
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(87,321,945)
NET ASSETS - 100.0%	7,351,418,942

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,958,605 or 0.5% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,259,322 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AppNexus, Inc. Series E (Escrow)	8/01/14	0

ASAPP, Inc. Series C	4/30/21	4,320,909

Blu Investments LLC	5/21/20	25,138

Doma Holdings, Inc.	3/02/21	8,694,820

ElevateBio LLC Series C	3/09/21	832,288

Epic Games, Inc.	3/29/21	5,194,065

Evolent Health, Inc.	3/28/23	11,231,700

Illuminated Holdings, Inc. Series C2	7/07/20	3,431,225

Illuminated Holdings, Inc. Series C3	7/07/20	5,146,800

Illuminated Holdings, Inc. Series C4	1/08/21	1,736,640

Illuminated Holdings, Inc. Series C5	6/16/21	4,149,965

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	78,582,650	347,519,578	416,991,345	770,571	-	-	9,110,883	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	39,142,221	134,082,899	99,813,901	178,298	-	-	73,411,219	0.2%
Total	117,724,871	481,602,477	516,805,246	948,869	-	-	82,522,102

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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